Redeemable Preferred Shares and Convertible Bond (Tables)	12 Months Ended
Dec. 31, 2019
Temporary Equity Disclosure [Abstract]
Summary Of Group's Redeemable Preferred Shares Activities
The Group’s redeemable preferred shares activities for the year ended December 31, 2017, 2018 and 2019 are summarized below:

	Series A Shares		Series B Shares		Series B+ Shares		Series B++ Shares
	Number of Shares	Amount (RMB)	Number of Shares	Amount (RMB)	Number of Shares	Amount (RMB)	Number of Shares	Amount (RMB)
Balances as of January 1, 2017	204,022,000	68,528	185,512,580	207,406	43,937,180	64,820	—	—
Redeemable Preferred Shares redemption value accretion	—	4,697	—	16,592	—	5,185	—	—

Balances as of December 31, 2017	204,022,000	73,225	185,512,580	223,998	43,937,180	70,005	—	—

Issuance of Redeemable Preferred Shares	—	—	—	—	—	—	16,574,460	25,427

Redeemable Preferred Shares redemption value accretion	—	5,165	—	17,920	—	5,601	—	432

Balances as of December 31, 2018	204,022,000	78,390	185,512,580	241,918	43,937,180	75,606	16,574,460	25,859

Redeemable Preferred Shares redemption value accretion	—	5,682	—	19,354	—	6,048	—	1,770

Balances as of December 31, 2019	204,022,000	84,072	185,512,580	261,272	43,937,180	81,654	16,574,460	27,629